Disposal of Subsidiaries (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 20, 2015	Jan. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received		$ 227,170
Carrying value of the assets sold to Golar Partners		(123,604)
Gain recognized on sale		103,566
Total consideration received		390,000
Non-cash consideration, assumption of bank debt		162,800
Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received			$ 156,001
Carrying value of the assets sold to Golar Partners			(112,714)
Gain recognized on sale			43,287
Total consideration received			310,000
Non-cash consideration, assumption of bank debt			161,300
Interest rate swap asset			3,600
Purchase price adjustments			3,600
Equity Method Investee | Golar LNG Partners | Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received		7,200
Total consideration received	$ 390,000
Non-cash consideration, assumption of bank debt		162,800
Equity Method Investee | Golar LNG Partners | Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration received				$ 310,000
Equity Method Investee | Golar LNG Partners | Vendor Loan | Golar Eskimo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received	$ 220,000	$ 220,000
Scenario, Previously Reported | Golar Igloo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain recognized on sale			$ 35,500